Statutory Surplus Reserves and Restricted Net Assets (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Statutory Surplus Reserves and Restricted Net Assets [Abstract]
Percentage of statutory surplus reserve after-tax net income	10.00%
Percentage of registered capital	50.00%
Discretionary surplus reserve	$ 16,289,661	$ 16,238,283
Net assets	$ 65,326,934	$ 65,275,556